Common Stock and Warrants - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021
Class Of Stock [Line Items]
Purchase of warrants		14,750,000
Price per share (in Dollars per share)		$ 10.00
Private Placement Warrants [Member]
Class Of Stock [Line Items]
Purchase of warrants		5,166,667
Warrant price per share		$ 11.50
Price per share (in Dollars per share)		$ 18.00
Public Warrant [Member]
Class Of Stock [Line Items]
Purchase of warrants		9,583,333
Warrant price per share		$ 11.50
Common Class A [Member]
Class Of Stock [Line Items]
Conversion of Shares	7,003,261
Warrant price per share		0.10
Price per share (in Dollars per share)		10.00
Common Class A [Member] | Public Warrant [Member]
Class Of Stock [Line Items]
Warrant price per share		0.01
Price per share (in Dollars per share)		$ 18.00
RAAC Management LLC | Private Placement Warrants [Member]
Class Of Stock [Line Items]
Purchase of warrants		5,166,667
RAAC Management LLC | Public Warrant [Member]
Class Of Stock [Line Items]
Business acquisition period results included in combined entity		5 years
RAAC Management LLC | Common Class A [Member]
Class Of Stock [Line Items]
Conversion of Shares		5.87585
RAAC Management LLC | Common Class A [Member] | Private Placement Warrants [Member]
Class Of Stock [Line Items]
Warrant price per share		$ 11.50
RAAC Management LLC | Common Class A [Member] | Public Warrant [Member]
Class Of Stock [Line Items]
Purchase of warrants		9,583,333
Warrant price per share		$ 11.50